Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Equity [Abstract]
EQUITY

11. EQUITY

Private Placement

On May 19, 2023, the Company entered into a Share Subscription Agreement with a certain non-U.S. person, Anji Zerun Private Equity Investment Partnership (Limited Partnership) (the “Investor”) pursuant to which the Company agreed to sell to the Investor, and the Investor agreed to purchase from the Company, in a private placement 2,173,657 Class A ordinary shares, par value $0.0001 per share, of the Company (the “Purchased Shares”), at the total consideration of US$21,737. The excess of par value per share of the consideration was accounted for as additional paid-in capital of US$21,737.

Shares issued to Trans Asia

Trans Asia Capital Management Ltd. (“Trans Asia”) acted as a finder in seeking appropriate special purpose acquisition companies (“SPACs”) for the Company’s de-SPAC transaction. For its work, Trans Asia received 160,000 Class A Ordinary Shares issued by the Company after the completion of the merger.

Shares converted from the extension cost of GBRG

Before the completion of the Business Combination, Auto Services Group Limited made the payment for GBRG to extend the period of time for GBRG to consummate the Business Combination. As of May 17, 2023, the Closing Date, the advance for deferred cost of Business Combination was of $1,499, and was expected to converted into ordinary shares at a price of US$10 per share. As of the date of issuance of the unaudited condensed consolidated financial statements, the Company did not complete the registration and issuance of the shares.

13.	EQUITY

On November 4, 2022, SunCar entered into a Share Purchase Agreement (the “GEM Purchase Agreement”) with GEM Global Yield LLC SCS (“GEM Investor”) and GEM Yield Bahamas Limited (“GYBL”) relating to a share subscription facility. Pursuant to the GEM Purchase Agreement, SunCar has the right to sell to GEM Investor up to $125 million of its ordinary shares (the “Draw Down Shares”) for a 36-month period following a public listing of the Group’s ordinary shares (the “Investment Period”). GEM Investor would pay 90% of the average daily closing price during the pricing period, which is a 30-day period after SunCar turns a draw-down notice to GEM Investor.

In addition, in connection with the execution of the GEM Purchase Agreement and as consideration for GEM Investor’s irrevocable commitment to purchase the Draw Down Shares, SunCar has agreed to make a warrant (the “GEM Warrant”) granting GYBL the right, during the Investment Period, to purchase the SunCar’s ordinary shares up to the equivalent of 3.3% of the total equity interests outstanding immediately after the completion of SunCar’s public listing, calculated on a fully diluted basis. The exercise price of the GEM Warrant $11.50 per share in the case SunCar consummates a merger transaction with Goldenbridge Acquisition Limited, and priced customarily in the absence of the consummation of such a merger. The GEM Warrant may be exercised only on cash basis.

As of December 31, 2022, as SunCar did not consummated the merger transaction with Goldenbridge Acquisition Limited, the GEM Purchase Agreement did not have any financial impact on the Group’s consolidated financial statements.